Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities:
Net income attributable to ordinary shares	$ 28,331,159	$ 0	$ (8,494)	$ (33,316,784)
Changes in operating assets and liabilities:
Prepaid expenses	38,836	0		(277,890)
Accrued professional fees and other expenses	3,628,003	0	8,587	1,193,073
Interest on investments held in Trust Account	(6,763)	0	(93)	(5,937)
Change in fair value of derivatives	(32,816,667)	0		31,926,667
Net cash (used in) provided by operating activities	(825,432)	0	93	(480,871)
Cash flows from investing activities:
Proceeds deposited into Trust Account				(450,000,000)
Net cash used in investing activities				(450,000,000)
Cash flows from financing activities:
Gross proceeds from stock issued			25,000
Proceeds from issuance of public offering				450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor				11,000,000
Proceeds of notes payable from Sponsor	2,000,000	0		300,000
Payment of underwriters discounts				(9,000,000)
Payment of accrued offering costs				(1,010,127)
Repayment of notes payable from Sponsor				(300,000)
Net cash provided by financing activities	2,000,000	0	25,000	450,989,873
Net change in cash	1,174,568	0	25,093	509,002
Cash at beginning of period	534,095	25,093		25,093
Cash at end of period	$ 1,708,663	$ 25,093	$ 25,093	534,095
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation				15,750,000
Accrued offering costs				$ 84,999